Goodwill and intangible assets - Summary of the Activity in Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning Balance	$ 1,784.4	$ 1,745.1
Additions	4.1	22.9
Purchase price adjustments	0.5	0.5
Foreign exchange	29.4	15.9
Ending Balance	1,818.4	1,784.4
USA [Member]
Goodwill [Roll Forward]
Beginning Balance	1,325.2	1,306.1
Additions	0.0	17.7
Purchase price adjustments	0.0	1.4
Foreign exchange	0.0	0.0
Ending Balance	1,325.2	1,325.2
Canada [Member]
Goodwill [Roll Forward]
Beginning Balance	438.4	420.7
Additions	0.0	5.2
Purchase price adjustments	0.5	0.0
Foreign exchange	29.8	12.5
Ending Balance	468.7	438.4
EMEA [Member]
Goodwill [Roll Forward]
Beginning Balance	1.1	2.1
Additions	0.0	0.0
Purchase price adjustments	0.0	(0.9)
Foreign exchange	0.1	(0.1)
Ending Balance	1.2	1.1
Rest Of World [Member]
Goodwill [Roll Forward]
Beginning Balance	19.7	16.2
Additions	4.1	0.0
Purchase price adjustments	0.0	0.0
Foreign exchange	(0.5)	3.5
Ending Balance	$ 23.3	$ 19.7